LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Weighted average remaining lease term for operating lease	7 years 8 months 12 days	7 years 8 months 12 days	8 years 3 months 18 days	9 years 8 months 12 days
Weighted average discount rate for operating lease	5.88%	5.88%	6.18%	6.36%
Weighted average remaining lease term for finance lease	9 years 3 months 18 days	9 years 3 months 18 days
Weighted average discount rate for finance lease	5.90%	5.90%
Operating lease costs	¥ 72,244	$ 10,474	¥ 52,648	¥ 52,890
Short-term lease costs	15,493	2,246	¥ 11,317	¥ 3,036
Depreciation of finance lease assets	9,204	1,334
Interest on finance lease liabilities	5,491	796
Variable lease payments	7,237	1,050
Total finance lease costs	¥ 21,932	$ 3,180